Shareholder's Equity	12 Months Ended
Dec. 31, 2024
Shareholder's Equity
Shareholder's Equity

(16) Shareholder´s Equity

As of December 31, 2024, 177,553,456 shares of Evotec SE with a nominal value of € 1.00 per share are issued and outstanding.

The stock options exercised in 2024 have an average exercise price of € 1.00 per share, the same as the average exercise price for stock options exercised in 2023.

The conditional capital of Evotec SE as of December 31, 2024 consists of 12,172,773 shares available for the Share Performance Plans and the Stock Option Plans and 35,390,530 shares available for the issuance of no-par value bearer shares to holders or creditors of convertible bonds and/or bonds with warrants, profit participation rights and/or income bonds (or a combination of these instruments). Evotec SE may grant these on the basis of the resolution of the AGM on June 22, 2022. The remaining conditional capital of Evotec SE as of December 31, 2024, thus amounts to a total of 47,563,303 shares.

Pursuant to Section 5 (5) of the Company’s Articles of Association, the Management Board is authorized, with the approval of the Supervisory Board, to increase the Company’s share capital by up to € 35,321,639 by issuing new shares against cash or non-cash contributions on one or more occasions until June 21, 2025.

As of December 31, 2024, Evotec holds 167,415 treasury shares (December 31, 2023: 249,915), representing 0.1% (December 31, 2023: 0.1%) of Evotec’s total share capital as of December 31, 2024.